Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000031758 | Kering S.A.9260641
Holdings [Line Items]
Percent of Total Investments	4.70%
C000031758 | Alstom S.A.9260630
Holdings [Line Items]
Percent of Total Investments	3.60%
C000031758 | Renesas Electronics Corp.9260732
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Barclays PLC9260656
Holdings [Line Items]
Percent of Total Investments	2.80%
C000031758 | AstraZeneca PLC9260654
Holdings [Line Items]
Percent of Total Investments	2.80%
C000031758 | SAP SE9260621
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | RELX PLC (EUR)9260771
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | SMC Corp.9260735
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | Cie de Saint-Gobain S.A.9260638
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | BNP Paribas SA9260633
Holdings [Line Items]
Percent of Total Investments	2.40%
C000031758 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031758 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000031758 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031758 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031758 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031758 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000031758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000031758 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000031758 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000031758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000031757 | Kering S.A.9260641
Holdings [Line Items]
Percent of Total Investments	4.70%
C000031757 | Alstom S.A.9260630
Holdings [Line Items]
Percent of Total Investments	3.60%
C000031757 | Renesas Electronics Corp.9260732
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Barclays PLC9260656
Holdings [Line Items]
Percent of Total Investments	2.80%
C000031757 | AstraZeneca PLC9260654
Holdings [Line Items]
Percent of Total Investments	2.80%
C000031757 | SAP SE9260621
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | RELX PLC (EUR)9260771
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | SMC Corp.9260735
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | Cie de Saint-Gobain S.A.9260638
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | BNP Paribas SA9260633
Holdings [Line Items]
Percent of Total Investments	2.40%
C000031757 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031757 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000031757 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031757 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031757 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031757 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000031757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000031757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000031757 | France
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000031757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	27.10%